Financial Risk Management Objectives and Policies (Details 2)	Jun. 30, 2018 AUD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ILS (₪)	Jun. 30, 2017 AUD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ILS (₪)
Disclosure of financial assets [line items]
Trade and Other Payables	$ 689,326			$ 1,290,389
Foreign Currency Risk [Member]
Disclosure of financial assets [line items]
Trade and Other Payables	$ 57,667			$ 502,651
Foreign Currency Risk [Member] | USD | Top of Range [Member]
Disclosure of financial assets [line items]
Trade and Other Payables		$ 6,343			$ 35,186
Exchange rate	0.08	0.08	0.08	0.08	0.08	0.08
Foreign Currency Risk [Member] | USD | Bottom of Range [Member]
Disclosure of financial assets [line items]
Trade and Other Payables		$ (6,343)			$ (35,186)
Exchange rate	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)	(0.08)
Foreign Currency Risk [Member] | ILS | Top of Range [Member]
Disclosure of financial assets [line items]
Trade and Other Payables | ₪			₪ 302			₪ 2,254
Exchange rate	0.11	0.11	0.11	0.11	0.11	0.11
Foreign Currency Risk [Member] | ILS | Bottom of Range [Member]
Disclosure of financial assets [line items]
Trade and Other Payables | ₪			₪ (302)			₪ (2,254)
Exchange rate	(0.11)	(0.11)	(0.11)	(0.11)	(0.11)	(0.11)